Income taxes (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Income Taxes (Details) [Line Items]
Valuation allowance	$ 42.5
Domestic Tax Authority [Member]
Income Taxes (Details) [Line Items]
Net operating loss carry forwards	528.0
Tax federal cuts	398.0
Domestic Tax Authority [Member] | 2026 [Member]
Income Taxes (Details) [Line Items]
Net operating loss carry forwards	130.0
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Net operating loss carry forwards	171.0
Tax federal cuts	70.0
State and Local Jurisdiction [Member] | 2037 [Member]
Income Taxes (Details) [Line Items]
Net operating loss carry forwards	$ 101.0